POST BALANCE SHEET DATE EVENTS	9 Months Ended
Sep. 30, 2023
POST BALANCE SHEET DATE EVENTS
POST BALANCE SHEET DATE EVENTS

NOTE 10 – POST BALANCE SHEET DATE EVENTS

After the reporting date, TORM’s Board of Directors has decided to declare a dividend of USD 1.46 per share, with an expected total dividend payment of USD 123.2m. The distribution is in line with TORM’s Distribution Policy based on liquidity available for distribution amounting to USD 123.4m (cash position (USD +270.7m), Working Capital Facilities (USD +119.1m), restricted cash (USD -30.4m), earmarked proceeds (USD -76.5m) and a cash position related to Marine Exhaust (USD -4.7m) adjusted for cash reservation per vessel of USD 1.8m equivalent to USD 154.8 for 86 vessels). Payment is expected on 05 December 2023 of shareholder of record on 22 November 2023, with the ex-dividend date on 21 November 2023. The dividends have not been recognized as liabilities and there are no tax consequences.

After the end of Q3 2023, TORM entered into an agreement to purchase four 2015 and 2016-built MR eco product tanker vessels for a total cash consideration of USD 75.0m and the issuance of 2.68 million shares. The vessels are expected to be delivered during the remaining part of 2023. The cash element of the transaction is expected to be financed through traditional bank financing and in connection with each of the four deliveries, TORM will issue one fourth of the total share issuance, corresponding to 50% of the total consideration.

After the end of Q3 2023,TORM entered into an agreement to purchase eight 2010 to 2012-build LR2 eco vessels for a total consideration of USD 399m, with a cash consideration of USD 239m and the issuance of approx. 5.5 million shares. The vessels are expected to be delivered in late Q4 2023 and in Q1 2024. The purchase price is subject to certain adjustments that will be impacted by TORM’s share price development and the vessels’ delivery schedules.

After the end of Q3 2023, TORM sold the MR vessels TORM Kansas and TORM Thyra as well as the LR2 vessel TORM Marina to new owners with expected delivery during the remaining part of 2023. Including the vessel transactions made in the fourth quarter, TORM expects earmarked proceeds of USD 184.0m.

After the end of Q3 2023, TORM delivered the LR1 vessels TORM Estrid and TORM Ismini to the new owners on 01 November and 09 November 2023, respectively.